Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 240.6		$ 169.7
Other trade receivables	32.8		23.7
Deposits	0.5		0.1
Value added tax	69.3		65.3
Interest receivable	0.4		0.4
Payroll debtors	11.3		12.6
Prepayments	138.9	[1]	198.0	[1]
Other	28.9		13.6
Receivables	$ 522.7		$ 483.4

[1]	Includes $7.0 million for the Bezant's Mankayan Project (December 31, 2011: $120.0 million for the FSE project and $7.0 for Bezant).